FINANCIAL LEASE RECEIVABLES	12 Months Ended
Dec. 31, 2019
FINANCIAL LEASE RECEIVABLES
FINANCIAL LEASE RECEIVABLES

10. FINANCIAL LEASE RECEIVABLES

Financial lease receivables include dealer inventory financing receivables and receivables generated from finance lease arrangements entered into with consumers.

The following table presents financial lease receivables as of December 31, 2018 and 2019, respectively.

	December 31,	December 31,
	2018	2019
	RMB	RMB
Financial lease receivables due from car dealers	239,854	130,631
Less: allowance for doubtful accounts	—	(16,390)
	239,854	114,241

Financial lease receivables due from consumers	61,547	14,346
Less: allowance for doubtful accounts	(6,890)	(6,767)
	54,657	7,579

Financial lease receivables, net	294,511	121,820

The following present the aging of past‑due financial lease receivables as of December 31, 2018:

	1-90 days	Above 90 days	Total past due	Current	Total
	RMB	RMB	RMB	RMB	RMB
Financial lease receivables due from car dealers	—	—	—	239,854	239,854
Financial lease receivables from consumers	—	7,748	7,748	53,799	61,547
	—	7,748	7,748	293,653	301,401

The following presents the aging of past‑due financial lease receivables as of December 31, 2019:

	1- 90 days	Above 90 days	Total past due	Current	Total
	RMB	RMB	RMB	RMB	RMB
Financial lease receivables due from car dealers	1,510	14,628	16,138	114,493	130,631
Financial lease receivables due from consumers	—	6,767	6,767	7,579	14,346
	1,510	21,395	22,905	122,072	144,977

The movement of allowance for doubtful accounts for the years ended December 31, 2017, 2018 and 2019 was as follows:

	2017	2018	2019
	RMB	RMB	RMB
At the beginning of year	(2,624)	(4,225)	(6,890)
Provision for credit losses	(1,601)	(2,665)	(16,267)
At the ending of year	(4,225)	(6,890)	(23,157)

The following lists the components of the net investment in financial lease receivables due from car dealers and consumers as of December 31, 2018 and 2019.

	December 31,	December 31,
	2018	2019
	RMB	RMB
Total minimum lease payments to be received	303,273	146,006
Less: allowance for uncollectibles	(6,890)	(23,157)
Net minimum lease payments receivable	296,383	122,849
Less: unearned income	(1,872)	(1,029)
Net investment	294,511	121,820